Explanatory Notes to Form N-CEN Item C.17 (Principal Transactions)

The Registrant is providing the below information which it believes would be helpful in understanding the information reported in response to Item C.17 (Principal Transactions) of this Form.

As indicated by the Form N-CEN instructions for Item C.17, the Registrant has included the value of tender offers in the aggregate value of principal purchase/sales during the period in Item C.17.b. However, because tender offer principal transactions are not executed through a broker/dealer, this information has been excluded from Item C.17.a. For purposes of reconciling the value of principal transactions responses between Item C.17.a.vii and Item C.17.b, the Registrant is including the value of tender offer principal transactions below:

                                                                 Sale
                                                             Proceeds from
Fund Name	                                             Tender Offers
WisdomTree Emerging Markets Consumer Growth Fund...................3,533.11
WisdomTree Emerging Markets High Dividend Fund................12,776,200.44
WisdomTree Emerging Markets SmallCap Dividend Fund.............3,363,016.36
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund......140,334.37
WisdomTree Europe Hedged Equity Fund...........................7,920,588.76
WisdomTree Europe Hedged SmallCap Equity Fund..................3,115,740.88
WisdomTree Europe Quality Dividend Growth Fund....................60,894.27
WisdomTree Europe SmallCap Dividend Fund......................33,378,026.63
WisdomTree Global High Dividend Fund.............................229,059.03
WisdomTree Global ex-U.S. Quality Dividend Growth Fund............31,389.63
WisdomTree Global ex-U.S. Real Estate Fund.......................907,102.41
WisdomTree India Earnings Fund...................................293,723.66
WisdomTree International Dividend ex-Financials Fund...........2,830,965.98
WisdomTree International Equity Fund...........................4,011,689.28
WisdomTree International Hedged Quality Dividend Growth Fund	 381,665.28
WisdomTree International High Dividend Fund....................1,578,228.98
WisdomTree International LargeCap Dividend Fund................1,532,584.99
WisdomTree International MidCap Dividend Fund..................1,341,515.22
WisdomTree International Multifactor Fund..........................6,582.78
WisdomTree International Quality Dividend Growth Fund.............49,071.25
WisdomTree International SmallCap Dividend Fund...............45,711,723.92
WisdomTree Japan Hedged Equity Fund............................1,559,818.73
WisdomTree Japan Hedged SmallCap Equity Fund...................1,719,030.74
WisdomTree Japan SmallCap Dividend Fund.......................12,237,330.61
WisdomTree U.S. High Dividend Fund...............................130,098.00
WisdomTree U.S. MidCap Dividend Fund...........................7,379,913.73
WisdomTree U.S. Quality Dividend Growth Fund.....................685,616.29
WisdomTree U.S. SmallCap Dividend Fund.........................5,521,759.06
WisdomTree U.S. SmallCap Quality Dividend Growth Fund............142,453.50
WisdomTree U.S. Total Dividend Fund..............................232,371.00
WisdomTree U.S. MidCap Fund....................................5,007,914.97
WisdomTree U.S. SmallCap Fund....................................305,738.99
WisdomTree U.S. Total Market Fund.................................28,132.50